Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	485BPOS
Period end date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
Registrant CIK	dei_EntityCentralIndexKey	0000357059
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Prospectus #1
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	May 01, 2025
Risk/Return	rr_RiskReturnHeading	Prospectus
Prospectus #1 | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DTRIX
Prospectus #1 | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DTICX
Prospectus #1 | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DLTRX
Prospectus #1 | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DTINX
Prospectus #1 | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DLTZX
Prospectus #1 | Macquarie Limited-Term Diversified Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Macquarie Limited-Term Diversified Income Fund seeks maximum total return, consistent with reasonable risk.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	157.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®).
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the US government, its agencies or instrumentalities, and by US corporations (80% policy). Investment grade fixed income securities are securities rated BBB- or higher by Standard & Poor’s Financial Services LLC (S&P) and Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO), or those that are deemed to be of comparable quality. The Fund will maintain an average effective duration from one to three years. The Manager will determine how much of the Fund’s assets to allocate among the different types of fixed income securities in which the Fund may invest based on the Manager’s evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market.

The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The corporate debt obligations in which the Fund may invest include bonds, notes, debentures, and commercial paper of US companies and, subject to the limitations described below, non-US companies. The Fund may also invest in a variety of securities that are issued or guaranteed as to the payment of principal and interest by the US government, and by various agencies or instrumentalities, which have been established or are sponsored by the US government, and, subject to the limitations described below, securities issued by foreign governments.

Additionally, the Fund may invest in mortgage-backed securities issued or guaranteed by the US government, its agencies or instrumentalities, government-sponsored corporations, and mortgage-backed securities issued by certain private, nongovernment entities. The Fund may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

The Fund may invest up to 20% of its net assets in below-investment-grade securities (also known as high yield or “junk” bonds).

The Fund may also invest up to 30% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The Fund’s total non-US dollar currency exposure will be limited, in the aggregate, to no more than 10% of its net assets.

The Fund may use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, forward foreign currency contracts, and swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to effect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivatives instruments to 20% of its net assets.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the US government, its agencies or instrumentalities, and by US corporations (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk	rr_RiskTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

High yield (junk) bond risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities.

Prepayment risk — The risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A fund may then have to reinvest that money at a lower interest rate.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the Manager anticipated.  When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Mortgage-backed and asset-backed securities risk — Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in interest rates or general economic conditions. Certain mortgage-backed or asset-backed securities, such as collateralized mortgage obligations, real estate mortgage investment conduits, and stripped mortgage-backed securities, may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities.

Leveraging risk — The risk that certain fund transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.

Foreign risk — The risk that investments in foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Valuation risk — The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Fund summary

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Portfolio turnover risk — High portfolio turnover rates may increase a fund’s transaction costs and lower returns.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Macquarie Limited-Term Diversified Income Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund’s most recently available month-end performance by calling 800-523-1918 or by visiting our website at macquarie.com/mam/performance.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	macquarie.com/mam/performance.
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 3.31% for the quarter ended June 30, 2020, and its lowest quarterly return was -2.70% for the quarter ended March 31, 2022.  The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In connection with new regulatory requirements, effective December 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index. Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg 1-3 Year US Government/Credit Index for comparative purposes because the Manager believes it is more representative of the Fund's investment universe.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2024
Prospectus #1 | Macquarie Limited-Term Diversified Income Fund | Risk Lose Money
Prospectus [Line Items]	rr_ProspectusLineItems
Risk	rr_RiskTextBlock	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Prospectus #1 | Macquarie Limited-Term Diversified Income Fund | Risk Not Insured Depository Institution
Prospectus [Line Items]	rr_ProspectusLineItems
Risk	rr_RiskTextBlock	An investment in the Fund may not be appropriate for all investors.
Prospectus #1 | Macquarie Limited-Term Diversified Income Fund | Bloomberg US Aggregate Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)*	[1]
1 year	rr_AverageAnnualReturnYear01	1.25%	[1]
5 years	rr_AverageAnnualReturnYear05	(0.33%)	[1]
10 years	rr_AverageAnnualReturnYear10	1.35%	[1]
Prospectus #1 | Macquarie Limited-Term Diversified Income Fund | Bloomberg 1-3 Year US Government/Credit Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)*	[1]
1 year	rr_AverageAnnualReturnYear01	4.36%	[1]
5 years	rr_AverageAnnualReturnYear05	1.58%	[1]
10 years	rr_AverageAnnualReturnYear10	1.63%	[1]
Prospectus #1 | Macquarie Limited-Term Diversified Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 339
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	757
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,382
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Class A)
2015	rr_AnnualReturn2015	0.62%
2016	rr_AnnualReturn2016	2.42%
2017	rr_AnnualReturn2017	2.11%
2018	rr_AnnualReturn2018	(1.08%)
2019	rr_AnnualReturn2019	4.51%
2020	rr_AnnualReturn2020	4.16%
2021	rr_AnnualReturn2021	(0.45%)
2022	rr_AnnualReturn2022	(4.26%)
2023	rr_AnnualReturn2023	5.08%
2024	rr_AnnualReturn2024	4.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.70%)
1 year	rr_AverageAnnualReturnYear01	1.53%
5 years	rr_AverageAnnualReturnYear05	1.16%
10 years	rr_AverageAnnualReturnYear10	1.43%
Prospectus #1 | Macquarie Limited-Term Diversified Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	(0.07%)
5 years	rr_AverageAnnualReturnYear05	0.07%
10 years	rr_AverageAnnualReturnYear10	0.46%
Prospectus #1 | Macquarie Limited-Term Diversified Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	0.89%
5 years	rr_AverageAnnualReturnYear05	0.42%
10 years	rr_AverageAnnualReturnYear10	0.66%
Prospectus #1 | Macquarie Limited-Term Diversified Income Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 242
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	506
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	894
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,983
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	142
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	506
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	894
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,983
1 year	rr_AverageAnnualReturnYear01	2.74%
5 years	rr_AverageAnnualReturnYear05	0.89%
10 years	rr_AverageAnnualReturnYear10	0.87%
Prospectus #1 | Macquarie Limited-Term Diversified Income Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	630
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,427
1 year	rr_AverageAnnualReturnYear01	4.26%
5 years	rr_AverageAnnualReturnYear05	1.37%
10 years	rr_AverageAnnualReturnYear10	1.37%
Prospectus #1 | Macquarie Limited-Term Diversified Income Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	193
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	359
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 841
1 year	rr_AverageAnnualReturnYear01	4.65%
5 years	rr_AverageAnnualReturnYear05	1.90%
10 years	rr_AverageAnnualReturnYear10	1.88%
Prospectus #1 | Macquarie Limited-Term Diversified Income Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.61%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	309
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 733
1 year	rr_AverageAnnualReturnYear01	4.86%
5 years	rr_AverageAnnualReturnYear05	1.97%
Lifetime	rr_AverageAnnualReturnSinceInception	1.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2017
Prospectus #2
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return	rr_RiskReturnHeading	Prospectus
Prospectus #2 | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FTORX
Prospectus #2 | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FTOTX
Prospectus #2 | Macquarie Tax-Free Oregon Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Macquarie Tax-Free Oregon Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Oregon.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®).
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and any applicable state income tax for individual residents of the state of Oregon (80% policy). The 80% policy is a fundamental investment policy that can only be changed upon shareholder approval. However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. Such securities include obligations issued by municipalities and other authorities in Oregon and US possessions and territories. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest up to 20% of its net assets in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and any applicable state income tax for individual residents of the state of Oregon (80% policy).
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk	rr_RiskTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

High yield (junk) bond risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Geographic concentration risk — The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.

Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Macquarie Tax-Free Oregon Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The Fund adopted the performance of the First Investors Oregon Tax Exempt Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on October 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund after the close of business on October 4, 2019. The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Fund.

You may obtain the Fund’s most recently available month-end performance by calling 800-523-1918 or by visiting our website at macquarie.com/mam/performance.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	macquarie.com/mam/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 9.54% for the quarter ended December 31, 2023, and its lowest quarterly return was -5.20% for the quarter ended September 30, 2023.  The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2024
Prospectus #2 | Macquarie Tax-Free Oregon Fund | Risk Lose Money
Prospectus [Line Items]	rr_ProspectusLineItems
Risk	rr_RiskTextBlock	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Prospectus #2 | Macquarie Tax-Free Oregon Fund | Risk Not Insured Depository Institution
Prospectus [Line Items]	rr_ProspectusLineItems
Risk	rr_RiskTextBlock	An investment in the Fund may not be appropriate for all investors.
Prospectus #2 | Macquarie Tax-Free Oregon Fund | Bloomberg Municipal Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	1.05%
5 years	rr_AverageAnnualReturnYear05	0.99%
10 years	rr_AverageAnnualReturnYear10	2.25%
Prospectus #2 | Macquarie Tax-Free Oregon Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.34%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 536
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	771
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,025
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,752
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Class A)
2015	rr_AnnualReturn2015	2.39%
2016	rr_AnnualReturn2016	(0.03%)
2017	rr_AnnualReturn2017	3.70%
2018	rr_AnnualReturn2018	(0.04%)
2019	rr_AnnualReturn2019	5.78%
2020	rr_AnnualReturn2020	4.70%
2021	rr_AnnualReturn2021	2.82%
2022	rr_AnnualReturn2022	(9.86%)
2023	rr_AnnualReturn2023	6.26%
2024	rr_AnnualReturn2024	2.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.20%)
1 year	rr_AverageAnnualReturnYear01	(1.98%)
5 years	rr_AverageAnnualReturnYear05	0.21%
10 years	rr_AverageAnnualReturnYear10	1.32%
Prospectus #2 | Macquarie Tax-Free Oregon Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	(1.98%)
5 years	rr_AverageAnnualReturnYear05	0.21%
10 years	rr_AverageAnnualReturnYear10	1.32%
Prospectus #2 | Macquarie Tax-Free Oregon Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	0.14%
5 years	rr_AverageAnnualReturnYear05	0.81%
10 years	rr_AverageAnnualReturnYear10	1.66%
Prospectus #2 | Macquarie Tax-Free Oregon Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.34%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	258
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	468
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,072
1 year	rr_AverageAnnualReturnYear01	2.87%
5 years	rr_AverageAnnualReturnYear05	1.38%
10 years	rr_AverageAnnualReturnYear10	2.02%

[1]	In connection with new regulatory requirements, effective December 31, 2024, the Fund changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index. Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg 1-3 Year US Government/Credit Index for comparative purposes because the Manager believes it is more representative of the Fund's investment universe.
[2]	For Class A shares, a 0.75% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[3]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.39% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.30% of the Fund’s Class R6 shares’ average daily net assets from May 1, 2025 through April 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[4]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[5]	A 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 18 months of purchase.
[6]	Other expenses exclude extraordinary expenses incurred during the most recent fiscal year. If extraordinary expenses had been included, other expenses would have been 0.35%.
[7]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.63% of the Fund's average daily net assets for both share classes of the Fund’s average daily net assets from May 1, 2025 through April 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.